SHAREHOLDERS' EQUITY (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Shareholders' equity
Percentage of the total number of directors the holders of common stock are entitled to elect	25.00%
Preferred Stock, Shares Issued	0	0
Common stock
Shareholders' equity
Votes per share	1
Outstanding shares	76,404,552	78,471,784
Common stock reserved	24,700,000
Class B convertible common stock
Shareholders' equity
Votes per share	10
Outstanding shares	5,789,499	5,789,499
Class B convertible common stock | Chairman of the Board and Senior Executive of the Company
Shareholders' equity
Outstanding shares	5,800,000
Class B Common Stock Shares Outstanding Percent	100.00%
Percentage of the outstanding total voting power of the Company	43.10%